Acquisitions and Dispositions - Additional Information (Detail) $ in Thousands			12 Months Ended
	Oct. 31, 2016 USD ($) Facility T	Oct. 08, 2014 USD ($) T	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Business acquisition approximate purchase price			$ 474,788	$ 19,089	$ 768,581
Number of facilities manufacturing hollow structural section (HSS) tubing | Facility	4
Goodwill			2,052,728	2,011,278	2,068,664
Illinois [Member]
Business Acquisition [Line Items]
Number of facilities manufacturing hollow structural section (HSS) tubing | Facility	2
Alabama [Member]
Business Acquisition [Line Items]
Number of facilities manufacturing hollow structural section (HSS) tubing | Facility	2
ITC [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price	$ 430,100
Annual production capacity | T	650,000
Goodwill	$ 29,522
Other Minor Acquisitions [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price			50,100	19,100	38,500
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Business acquisition approximate purchase price		$ 779,100
Annual production capacity | T		1,600,000
Goodwill		$ 94,737
Gallatin Steel Company [Member] | Commercial Paper [Member]
Business Acquisition [Line Items]
Approximate amount of commercial paper issued		300,000
Steel Mills [Member]
Business Acquisition [Line Items]
Goodwill			$ 620,156	$ 590,634	$ 594,402
Steel Mills [Member] | ITC [Member]
Business Acquisition [Line Items]
Goodwill	29,500
Goodwill expected to be deductible for tax purposes	$ 30,500
Steel Mills [Member] | Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Goodwill		94,700
Goodwill expected to be deductible for tax purposes		$ 98,100